Discontinued Operations of Barnes & Noble Education, Inc.	12 Months Ended
Apr. 28, 2018
Discontinued Operations of Barnes & Noble Education, Inc.
16.	Discontinued Operations of Barnes & Noble Education, Inc.

On August 2, 2015, Barnes & Noble completed the spin-off of Barnes & Noble Education, Inc. (Barnes & Noble Education or B&N Education) from Barnes & Noble into an independent public company (the Spin-Off) and distributed, on a pro rata basis, all of the shares of B&N Education common stock to the Company’s stockholders of record as of July 27, 2015. These Barnes & Noble stockholders of record as of July 27, 2015 received a distribution of 0.632 shares of B&N Education common stock for each share of Barnes & Noble common stock held as of the record date. Immediately following the completion of the Spin-Off, the Company’s stockholders owned 100% of the outstanding shares of common stock of B&N Education. Following the Spin-Off, B&N Education operates as an independent public company and as the parent of Barnes & Noble College, trading on New York Stock Exchange under the ticker symbol “BNED”.

In connection with the separation of B&N Education, the Company and B&N Education entered into a Separation and Distribution Agreement on July 14, 2015 and several other ancillary agreements on August 2, 2015. These agreements govern the relationship between the Company and B&N Education after the separation, allocate between the Company and B&N Education various assets, liabilities, rights and obligations following the separation and describe the Company’s future commitments to provide B&N Education with certain transition services.

This Spin-Off is expected to be a non-taxable event for Barnes & Noble and its shareholders, and Barnes & Noble’s U.S. shareholders (other than those subject to special rules) generally will not recognize gain or loss as a result of the distribution of B&N Education shares.

The Company has recognized the separation of B&N Education in accordance with ASC 205-20, Discontinued Operations. As such, the historical results of Barnes & Noble Education have been adjusted to include pre-spin B&N Education results, separation-related costs and investment banking fees (as they directly related to the Spin-Off) and exclude corporate allocations with B&N Retail, and have been classified as discontinued operations.

The following financial information presents the discontinued operations for fiscal 2016:

Fiscal 2016
Sales	$238,983
Cost of sales and occupancy	186,697

Gross profit	52,286
Selling and administrative expenses	94,933
Depreciation and amortization	13,100

Operating loss from discontinued operations	(55,747)
Interest expense, net and amortization of deferred financing fees	3

Loss before income taxes from discontinued operations	(55,750)
Income tax benefit	(16,604)

Net loss from discontinued operations	$(39,146)